Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Floating Rate High Income Portfolio
March 31, 2022
VIPFHI-NPRT1-0522
1.9859335.107
Bank Loan Obligations - 90.8%
	Principal Amount (a)	Value ($)
Aerospace - 1.1%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/19/26 (b)(c)(d)	332,500	315,320
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (b)(c)(d)	153,130	150,515
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.71% 6/19/26 (b)(c)(d)	129,044	124,735
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 5/30/25 (b)(c)(d)	583,272	572,155
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 12/9/25 (b)(c)(d)	1,143,464	1,123,454
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (b)(c)(d)	404,464	381,931
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (b)(c)(d)	120,000	116,900
TOTAL AEROSPACE		2,785,010
Air Transportation - 1.5%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/20/28 (b)(c)(d)	605,000	611,994
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (b)(c)(d)	280,000	277,082
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 4/8/26 (b)(c)(d)	323,386	317,187
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 4/4/26 (b)(c)(d)	173,864	170,531
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (b)(c)(d)	570,000	590,663
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (b)(c)(d)	495,000	510,390
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (b)(c)(d)	955,350	942,615
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/11/26 (b)(c)(d)	434,130	417,399
TOTAL AIR TRANSPORTATION		3,837,861
Automotive & Auto Parts - 1.8%
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 4/8/28 (b)(c)(d)	133,988	131,643
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (b)(c)(d)	457,273	437,839
Avis Budget Car Rental LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 3/16/29 (b)(c)(d)	205,000	203,206
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 4/30/26 (b)(c)(d)	386,501	381,186
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 6/3/28 (b)(c)(d)	759,482	728,632
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5169% 11/17/28 (b)(c)(d)(e)	105,000	103,950
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 11/2/27 (b)(c)(d)	465,322	460,669
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (b)(c)(d)	311,612	288,387
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.7579% 12/17/28 (b)(c)(d)	344,138	340,452
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 1/26/29 (b)(c)(d)	250,000	244,375
Rough Country LLC:
2LN, term loan 1 month U.S. LIBOR + 6.500% 7.506% 7/28/29 (b)(c)(d)	100,000	99,000
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.506% 7/28/28 (b)(c)(d)	513,500	505,489
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 2/1/26 (b)(c)(d)	338,198	335,942
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 1/29/28 (b)(c)(d)	525,060	507,995
TOTAL AUTOMOTIVE & AUTO PARTS		4,768,765
Banks & Thrifts - 0.9%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.8049% 2/27/28 (b)(c)(d)	772,761	767,653
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (b)(c)(d)	246,241	244,702
LHS Borrower LLC Tranche B 1LN, term loan NULL 5.25% 2/18/29 (b)(c)(d)	530,000	523,391
Novae LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.75% 12/22/28 (b)(c)(d)	307,222	304,534
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 0% 12/22/28 (b)(c)(d)(f)	87,778	87,010
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 5/30/25 (b)(c)(d)	245,000	241,528
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 12/1/28 (b)(c)(d)	144,638	142,950
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH + 2.250% 2.75% 12/16/28 (b)(c)(d)	149,625	148,503
TOTAL BANKS & THRIFTS		2,460,271
Broadcasting - 1.6%
AppLovin Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 10/21/28 (b)(c)(d)	264,338	261,914
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 8/15/25 (b)(c)(d)	809,467	803,906
Diamond Sports Group LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9% 5/25/26 (b)(c)(d)	200,182	202,712
2LN, term loan 3 month U.S. LIBOR + 3.250% 3.545% 8/24/26 (b)(c)(d)	1,629,194	550,879
Dotdash Meredith, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 12/1/28 (b)(c)(d)	508,725	507,453
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.2306% 12/1/28 (b)(c)(d)	289,275	287,519
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.7306% 9/19/26 (b)(c)(d)	595,021	592,153
Univision Communications, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 1/31/29 (b)(c)(d)	545,000	538,640
Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 3/15/24 (b)(c)(d)	375,000	373,781
TOTAL BROADCASTING		4,118,957
Building Materials - 2.7%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (b)(c)(d)	605,425	544,543
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 3.2074% 12/18/28 (b)(c)(d)	665,779	658,123
3 month U.S. LIBOR + 2.500% 2.9574% 10/1/26 (b)(c)(d)	436,218	430,766
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.7074% 5/19/28 (b)(c)(d)	248,125	244,138
Core & Main LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.9471% 7/27/28 (b)(c)(d)	348,250	344,768
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 12/22/28 (b)(c)(d)	165,714	163,229
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 0% 12/22/28 (b)(c)(d)(f)	34,286	33,771
Foley Products Co. LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 5.5511% 12/29/28 (b)(c)(d)	245,000	242,550
Hunter Douglas, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 2/25/29 (b)(c)(d)	1,615,000	1,580,681
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 2/28/27 (b)(c)(d)	347,900	341,596
Installed Building Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 12/14/28 (b)(c)(d)	169,575	168,812
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 3/24/29 (b)(c)(d)(g)	145,000	142,825
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 10/15/28 (b)(c)(d)	200,000	194,876
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.0187% 6/4/28 (b)(c)(d)	840,775	829,567
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 6/2/28 (b)(c)(d)	240,000	236,626
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.7876% 9/22/28 (b)(c)(d)	226,401	225,722
Traverse Midstream Partners Ll Tranche B, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.25% 9/27/24 (b)(c)(d)	304,280	302,631
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 5/7/28 (b)(c)(d)	258,700	255,790
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.25% 10/19/27 (b)(c)(d)	246,875	243,685
TOTAL BUILDING MATERIALS		7,184,699
Cable/Satellite TV - 2.2%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.21% 2/1/27 (b)(c)(d)	1,501,439	1,487,265
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.6466% 1/31/28 (b)(c)(d)	985,000	962,069
CSC Holdings LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.6466% 1/15/26 (b)(c)(d)	970,000	955,450
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/2/27 (b)(c)(d)	816,525	814,720
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.1466% 9/25/28 (b)(c)(d)	195,000	194,107
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.6466% 7/17/25 (b)(c)(d)	906,688	890,259
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.8966% 1/31/28 (b)(c)(d)	480,000	473,477
TOTAL CABLE/SATELLITE TV		5,777,347
Capital Goods - 0.8%
Ali Group North America Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 10/12/28 (b)(c)(d)(g)	450,000	442,877
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.4806% 11/15/26 (b)(c)(d)	67,828	67,150
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7306% 11/15/25 (b)(c)(d)	281,299	276,728
Griffon Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.750% 3.2669% 1/24/29 (b)(c)(d)	785,000	775,925
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.4574% 9/20/26 (b)(c)(d)	295,464	294,232
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 9.75% 4/16/25 (b)(c)(d)(e)	35,549	34,127
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0187% 7/31/27 (b)(c)(d)	221,906	219,549
TOTAL CAPITAL GOODS		2,110,588
Chemicals - 2.7%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/30/28 (b)(c)(d)	461,328	449,412
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (b)(c)(d)(f)	67,516	65,772
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (b)(c)(d)	130,000	128,375
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/24/27 (b)(c)(d)	337,330	332,270
Bakelite U.S. Holding Ltd. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 2/2/29 (b)(c)(d)(g)	340,000	330,650
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/17/28 (b)(c)(d)	248,125	245,180
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (b)(c)(d)(e)	263,013	257,752
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.964% 5/7/25 (b)(c)(d)	343,418	330,539
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4574% 1/31/26 (b)(c)(d)	344,542	341,282
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 6/24/28 (b)(c)(d)	267,975	262,950
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 7/3/28 (b)(c)(d)	218,353	212,621
Hexion Holdings Corp. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.500% 5% 3/15/29 (b)(c)(d)	655,000	638,625
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 12/29/27 (b)(c)(d)	168,300	163,251
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (b)(c)(d)	660,013	647,472
LSF11 Skyscraper HoldCo SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/30/27 (b)(c)(d)	282,161	280,575
Manchester Acquisition Sub LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.750% 6.5% 12/1/26 (b)(c)(d)(e)	279,300	270,921
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7238% 3/1/26 (b)(c)(d)	226,767	223,333
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8125% 11/9/28 (b)(c)(d)	518,700	504,031
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 3.5625% 10/11/24 (b)(c)(d)	321,179	313,952
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.006% 10/1/25 (b)(c)(d)	745,112	733,004
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.21% 4/3/25 (b)(c)(d)	341,864	332,720
Valcour Packaging LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 10/4/28 (b)(c)(d)	75,000	73,125
TOTAL CHEMICALS		7,137,812
Conglomerates - 0.0%
TGP Holdings III LLC Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.25% 6/29/28 (b)(c)(d)(f)	38,244	36,523
Consumer Products - 2.4%
19Th Holdings Golf LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 2/7/29 (b)(c)(d)	655,000	646,813
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4574% 6/11/26 (b)(c)(d)	243,903	240,042
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/11/26 (b)(c)(d)	239,822	236,224
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4574% 5/23/27 (b)(c)(d)	123,737	121,232
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/8/27 (b)(c)(d)	514,800	511,474
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.25% 9/29/28 (b)(c)(d)	324,188	317,217
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (b)(c)(d)	227,700	223,715
Gloves Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 1/6/28 (b)(c)(d)	119,100	117,016
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.2074% 12/21/25 (b)(c)(d)	317,395	311,841
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (b)(c)(d)	684,323	635,852
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.64% 9/24/28 (b)(c)(d)	537,300	524,878
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 4/15/28 (b)(c)(d)	838,663	784,963
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.256% 3/4/28 (b)(c)(d)	202,950	200,776
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.3966% 6/15/25 (b)(c)(d)	277,679	167,216
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 10/20/28 (b)(c)(d)	340,000	324,700
Sweetwater Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 8/5/28 (b)(c)(d)	175,845	173,647
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 6/29/28 (b)(c)(d)	290,042	276,990
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 7% 5/3/28 (b)(c)(d)	262,149	257,823
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.6779% 12/21/27 (b)(c)(d)	297,000	294,401
TOTAL CONSUMER PRODUCTS		6,366,820
Containers - 2.6%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (b)(c)(d)	471,958	459,437
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.2808% 3/11/28 (b)(c)(d)	671,625	664,573
3 month U.S. LIBOR + 3.250% 4.26% 3/11/28 (b)(c)(d)	198,004	194,093
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.0711% 7/1/26 (b)(c)(d)	601,197	591,896
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4806% 4/3/24 (b)(c)(d)	476,250	468,906
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.2074% 12/21/26 (b)(c)(d)	122,500	121,581
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 12/1/27 (b)(c)(d)	336,712	334,607
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.2144% 6/29/25 (b)(c)(d)	838,767	836,728
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (b)(c)(d)	598,040	596,497
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/4/27 (b)(c)(d)	436,439	428,177
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5544% 2/9/26 (b)(c)(d)	193,050	175,315
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (b)(c)(d)	222,633	217,764
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 8/1/26 (b)(c)(d)	99,500	97,261
3 month U.S. LIBOR + 4.000% 4.4574% 7/31/26 (b)(c)(d)	244,375	238,877
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (b)(c)(d)	123,368	121,518
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 1/30/27 (b)(c)(d)	596,858	586,198
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4% 9/24/28 (b)(c)(d)	323,375	314,644
3 month U.S. LIBOR + 3.250% 3.7074% 2/5/26 (b)(c)(d)	207,375	201,716
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2686% 8/12/28 (b)(c)(d)	269,325	264,781
TOTAL CONTAINERS		6,914,569
Diversified Financial Services - 2.2%
ACNR Holdings, Inc. term loan 17% 9/16/25 (b)(d)(e)	158,930	163,301
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (b)(c)(d)	247,500	243,362
Armor Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.203% 12/10/28 (b)(c)(d)	229,425	228,565
Asp Resins Merger Sub, Inc. 2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 7.000% 7.9375% 2/9/30 (b)(c)(d)	170,000	162,350
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (b)(c)(d)	371,332	352,650
BCP Renaissance Parent LLC Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.5% 10/31/26 (b)(c)(d)	90,180	88,902
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 1/27/27 (b)(c)(d)	223,875	220,797
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 7/12/28 (b)(c)(d)	144,630	142,279
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.9574% 6/27/25 (b)(c)(d)	123,125	121,709
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 6/24/28 (b)(c)(d)	397,187	391,602
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4574% 7/3/24 (b)(c)(d)	178,255	175,619
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/24/27 (b)(c)(d)	123,441	122,244
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4884% 3/1/25 (b)(c)(d)	624,740	616,930
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (b)(c)(d)	203,975	201,935
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/1/27 (b)(c)(d)(e)	243,452	241,018
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 6.75% 11/5/29 (b)(c)(d)	335,000	330,953
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2074% 11/8/26 (b)(c)(d)	264,324	261,483
Paysafe Holdings U.S. Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 6/10/28 (b)(c)(d)	69,649	66,515
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 2/11/27 (b)(c)(d)	686,803	679,248
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 11/16/26 (b)(c)(d)	168,483	165,830
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 4/29/26 (b)(c)(d)	450,869	445,796
WH Borrower LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6% 2/9/27 (b)(c)(d)	480,000	470,400
TOTAL DIVERSIFIED FINANCIAL SERVICES		5,893,488
Diversified Media - 1.1%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.25% 10/28/27 (b)(c)(d)	513,500	507,939
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.3011% 2/10/27 (b)(c)(d)	979,842	970,289
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 12/17/26 (b)(c)(d)	1,404,083	1,381,042
TOTAL DIVERSIFIED MEDIA		2,859,270
Energy - 3.5%
Aip Rd Buyer Corp. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 4.75% 12/22/28 (b)(c)(d)	390,000	386,100
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (b)(c)(d)	294,192	291,985
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (b)(c)(d)	625,452	607,470
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9586% 11/3/25 (b)(c)(d)	421,059	419,795
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (b)(c)(d)	418,313	417,041
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.4486% 5/21/25 (b)(c)(d)	116,444	114,843
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/17/28 (b)(c)(d)(e)	178,650	175,747
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (b)(c)(d)	182,500	182,805
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (b)(c)(d)	307,125	302,518
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (b)(c)(d)	414,420	412,423
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (b)(c)(d)	1,696,475	1,686,143
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (b)(c)(d)	408,152	400,862
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (b)(c)(d)	375,454	368,748
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.51% 3/1/26 (b)(c)(d)	408,775	348,354
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.4997% 8/27/28 (b)(c)(d)(e)	404,625	398,556
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.506% 9/29/28 (b)(c)(d)	593,513	590,545
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.7074% 7/18/25 (b)(c)(d)	536,138	518,312
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.756% 3/25/28 (b)(c)(d)	267,975	265,464
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 7/30/28 (b)(c)(d)	448,947	442,213
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4% 11/14/25 (b)(c)(d)	310,680	306,797
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4574% 1/23/27 (b)(c)(d)	298,446	296,953
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (b)(c)(d)	232,726	223,999
TOTAL ENERGY		9,157,673
Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (b)(c)(d)	357,356	355,123
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (b)(c)(d)	195,000	193,781
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.8441% 1/23/25 (b)(c)(d)	150,297	144,285
TOTAL ENTERTAINMENT/FILM		693,189
Environmental - 0.6%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.4574% 10/8/28 (b)(c)(d)	349,125	345,197
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/30/28 (b)(c)(d)	330,261	328,267
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/30/28 (b)(c)(d)	24,739	24,589
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (b)(c)(d)	640,163	630,029
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3% 4/1/28 (b)(c)(d)	114,138	112,425
TOTAL ENVIRONMENTAL		1,440,507
Food & Drug Retail - 0.8%
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 1/29/27 (b)(c)(d)	481,425	472,056
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8044% 5/1/26 (b)(c)(d)	636,535	630,036
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (b)(c)(d)	343,985	291,527
PetIQ, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.75% 4/13/28 (b)(c)(d)	287,825	285,666
Primary Products Finance LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 10/25/28 (b)(c)(d)(g)	460,000	455,515
TOTAL FOOD & DRUG RETAIL		2,134,800
Food/Beverage/Tobacco - 1.3%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.2074% 10/1/25 (b)(c)(d)	120,062	103,854
Bengal Debt Merger Sub LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 1/24/29 (b)(c)(d)	675,000	662,945
2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.000% 6.7511% 1/24/30 (b)(c)(d)	170,000	169,150
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (b)(c)(d)	408,775	401,110
Del Monte Foods, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 2/15/29 (b)(c)(d)(g)	665,000	654,194
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/23/27 (b)(c)(d)	452,176	438,046
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 3/31/28 (b)(c)(d)	898,213	874,635
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5079% 9/13/26 (b)(c)(d)	120,653	118,048
TOTAL FOOD/BEVERAGE/TOBACCO		3,421,982
Gaming - 4.8%
Aristocrat International Pty Ltd. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.004% 10/19/24 (b)(c)(d)	505,000	499,531
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (b)(c)(d)	1,012,463	1,006,135
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 12/22/24 (b)(c)(d)	1,206,203	1,198,664
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 7/20/25 (b)(c)(d)	2,517,982	2,506,651
Churchill Downs, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.46% 3/17/28 (b)(c)(d)	297,000	292,298
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/27/29 (b)(c)(d)	2,582,357	2,566,217
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (b)(c)(d)	718,013	708,140
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.7427% 3/16/27 (b)(c)(d)	198,500	196,515
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/26/28 (b)(c)(d)	328,350	324,656
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.9574% 5/29/26 (b)(c)(d)	303,389	300,686
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (b)(c)(d)	436,637	433,545
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 3/11/28 (b)(c)(d)	430,650	423,699
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 8/14/24 (b)(c)(d)	199,481	198,609
Scientific Games Holdings LP term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/4/29 (b)(c)(d)(g)	565,000	559,147
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.256% 7/16/26 (b)(c)(d)	472,245	468,013
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.71% 2/7/27 (b)(c)(d)	979,867	965,443
TOTAL GAMING		12,647,949
Healthcare - 6.1%
Accelerated Health Systems LLC Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.1596% 2/2/29 (b)(c)(d)	340,000	337,239
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/23/28 (b)(c)(d)	154,225	152,538
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 11/6/27 (b)(c)(d)	565,732	560,578
Confluent Health LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 11/30/28 (b)(c)(d)	238,673	235,689
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.5% 11/30/28 (b)(c)(d)(f)	51,327	50,686
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (b)(c)(d)	615,204	611,869
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9806% 8/1/27 (b)(c)(d)	1,180,656	1,160,361
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 11/1/28 (b)(c)(d)	265,000	261,770
Embecta Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3/31/29 (b)(c)(d)(g)	223,043	219,738
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 10/1/27 (b)(c)(d)	1,299,651	1,296,402
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.25% 3/15/28 (b)(c)(d)	426,298	421,503
ICU Medical, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.500% 3% 1/6/29 (b)(c)(d)	285,000	283,575
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (b)(c)(d)	347,375	344,770
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (b)(c)(d)	888,288	884,184
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 10/14/28 (b)(c)(d)	200,000	197,500
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.1367% 10/19/27 (b)(c)(d)	364,227	362,405
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.7074% 8/31/26 (b)(c)(d)	278,112	274,722
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.7074% 8/30/27 (b)(c)(d)	180,000	178,200
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/21/28 (b)(c)(d)	1,210,000	1,197,295
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5625% 6/2/28 (b)(c)(d)	1,108,792	1,101,862
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 11/30/27 (b)(c)(d)	227,700	226,229
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.2074% 3/31/27 (b)(c)(d)	720,975	712,417
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (b)(c)(d)	970,000	962,036
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 4.5079% 6/20/26 (b)(c)(d)	347,524	342,311
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 7/1/28 (b)(c)(d)	290,015	288,385
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.7063% 7/9/25 (b)(c)(d)	240,000	236,530
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7538% 4/23/28 (b)(c)(d)	99,001	97,551
Sharp Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.006% 12/31/28 (b)(c)(d)	195,000	193,538
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 8/31/26 (b)(c)(d)	287,234	284,687
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 10/1/28 (b)(c)(d)	492,525	488,403
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.3125% 12/15/27 (b)(c)(d)	342,828	341,330
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.25% 6/13/26 (b)(c)(d)	1,088,249	994,387
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.6771% 11/20/26 (b)(c)(d)	203,463	202,065
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2086% 6/1/25 (b)(c)(d)	622,401	616,694
TOTAL HEALTHCARE		16,119,449
Homebuilders/Real Estate - 0.8%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 8/21/25 (b)(c)(d)	818,119	805,847
Fluidra Finco SL Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.000% 2.5% 1/21/29 (b)(c)(d)	408,975	405,192
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (b)(c)(d)	120,000	127,200
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(d)	438,873	395,205
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(d)	24,753	22,290
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (b)(c)(d)	448,323	444,589
TOTAL HOMEBUILDERS/REAL ESTATE		2,200,323
Hotels - 2.4%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 2/1/26 (b)(c)(d)	103,428	102,523
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.2074% 2/1/26 (b)(c)(d)	168,747	165,002
ASP LS Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (b)(c)(d)	398,000	395,513
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4% 10/18/28 (b)(c)(d)	1,127,175	1,100,405
3 month U.S. LIBOR + 3.000% 3.75% 6/30/25 (b)(c)(d)	564,460	548,091
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.2086% 11/30/23 (b)(c)(d)	482,932	480,894
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (b)(c)(d)	1,064,650	1,057,197
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 8/31/25 (b)(c)(d)	635,145	615,614
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 9.21% 6/23/26 (b)(c)(d)	178,650	177,757
Travel+Leisure Co. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 5/31/25 (b)(c)(d)	482,500	471,764
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 9.756% 2/28/25 (b)(c)(d)	419,496	434,238
3 month U.S. LIBOR + 6.750% 7.756% 5/30/26 (b)(c)(d)	527,706	465,701
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 5/30/25 (b)(c)(d)	199,300	197,271
TOTAL HOTELS		6,211,970
Insurance - 4.6%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 4.75% 2/15/27 (b)(c)(d)	214,463	213,257
3 month U.S. LIBOR + 3.500% 3.9574% 2/13/27 (b)(c)(d)	1,347,323	1,325,995
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 5/10/25 (b)(c)(d)	201,983	199,531
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 5/9/25 (b)(c)(d)	486,250	480,575
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (b)(c)(d)	497,500	493,699
AmeriLife Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4574% 3/18/27 (b)(c)(d)	178,469	176,016
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (b)(c)(d)	544,343	534,817
AssuredPartners, Inc.:
1 LN, term loan 3 month U.S. LIBOR + 3.500% 4% 2/13/27 (b)(c)(d)	260,000	256,750
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4% 2/13/27 (b)(c)(d)	14,903	14,708
3 month U.S. LIBOR + 3.500% 3.9574% 2/13/27 (b)(c)(d)	366,563	361,614
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.120% 3.5824% 11/3/23 (b)(c)(d)	851,225	845,266
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.7074% 1/31/28 (b)(c)(d)	835,000	817,465
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 5.7074% 1/20/29 (b)(c)(d)	1,390,000	1,356,988
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 12/23/26 (b)(c)(d)	1,211,270	1,183,508
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 7/31/27 (b)(c)(d)	569,746	557,463
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.267% 4/25/25 (b)(c)(d)	2,139,259	2,112,733
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 4.256% 12/2/26 (b)(c)(d)	465,437	461,169
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.006% 5/16/24 (b)(c)(d)	812,529	806,418
TOTAL INSURANCE		12,197,972
Leisure - 2.4%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/17/28 (b)(c)(d)	127,733	126,615
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.9574% 1/4/26 (b)(c)(d)	172,857	172,425
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (b)(c)(d)	520,000	508,950
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.250% 9.25% 5/23/24 (b)(c)(d)	47,287	50,272
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (b)(c)(d)	515,789	396,770
15.25% 5/23/24 (d)	76,943	90,784
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (b)(c)(d)	1,235,522	1,228,578
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.006% 9/8/24 (b)(c)(d)	115,000	100,683
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.006% 3/8/24 (b)(c)(d)	602,487	565,133
Excel Fitness Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 10/7/25 (b)(c)(d)	283,550	278,233
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 8/27/28 (b)(c)(d)	144,275	143,193
Lids Holdings, Inc. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6.5% 12/14/26 (b)(c)(d)(e)	353,594	346,522
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5625% 5/12/28 (b)(c)(d)	228,275	224,424
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.4963% 5/10/26 (b)(c)(d)	225,264	212,454
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/25/28 (b)(c)(d)	223,875	220,909
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 7/6/24 (b)(c)(d)	368,703	368,242
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.9574% 12/21/25 (b)(c)(d)	223,612	212,152
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 12/30/26 (b)(c)(d)	830,661	796,189
2LN, term loan 3 month U.S. LIBOR + 8.500% 9.506% 12/30/27 (b)(c)(d)	100,000	96,688
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.506% 12/30/26 (b)(c)(d)(e)	83,725	84,248
TOTAL LEISURE		6,223,464
Paper - 0.8%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/4/28 (b)(c)(d)	267,980	259,271
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 3/30/29 (b)(c)(d)(g)	1,545,000	1,519,245
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 3/1/28 (b)(c)(d)	139,298	132,247
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/6/28 (b)(c)(d)	167,981	166,511
TOTAL PAPER		2,077,274
Publishing/Printing - 0.9%
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.75% 7/14/26 (b)(c)(d)	213,875	211,871
Harland Clarke Holdings Corp.:
1LN, term loan 1 month U.S. LIBOR + 7.750% 8.756% 6/16/26 (b)(c)(d)	358,107	296,065
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.756% 11/3/23 (b)(c)(d)	43,380	39,829
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.2503% 3/13/25 (b)(c)(d)	260,819	256,471
3 month U.S. LIBOR + 8.500% 9.5002% 3/13/25 (b)(c)(d)	206,325	206,325
MJH Healthcare Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 1/28/29 (b)(c)(d)	390,000	386,100
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.387% 8/29/25 (b)(c)(d)	325,000	321,887
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/8/28 (b)(c)(d)	204,488	202,443
Scripps (E.W.) Co.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (b)(c)(d)	224,438	222,649
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.4574% 10/2/24 (b)(c)(d)	238,750	235,169
TOTAL PUBLISHING/PRINTING		2,378,809
Railroad - 0.7%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/6/28 (b)(c)(d)	353,225	349,958
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/23/28 (b)(c)(d)	210,000	207,245
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.75% 10/25/28 (b)(c)(d)(e)	175,000	174,125
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (b)(c)(d)	309,641	306,801
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (b)(c)(d)	114,583	113,533
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.006% 12/30/26 (b)(c)(d)	468,031	462,326
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.7074% 7/22/28 (b)(c)(d)	319,200	315,411
TOTAL RAILROAD		1,929,399
Restaurants - 0.9%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 11/19/26 (b)(c)(d)	488,750	477,650
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 11/22/28 (b)(c)(d)	129,675	127,595
Pacific Bells LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 10/20/28 (b)(c)(d)	172,763	170,819
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 4.500% 10/12/28 (b)(c)(d)(f)	1,804	1,784
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.7074% 3/1/26 (b)(c)(d)	363,750	357,952
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 7/21/28 (b)(c)(d)	1,112,213	1,097,620
TOTAL RESTAURANTS		2,233,420
Services - 7.6%
ABG Intermediate Holdings 2 LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 9/27/24 (b)(c)(d)	246,618	244,357
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.8011% 12/20/29 (b)(c)(d)	180,000	178,200
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (b)(c)(d)(g)	102,687	100,890
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (b)(c)(d)(g)	654,627	643,171
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (b)(c)(d)(g)	102,687	100,890
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 8/12/28 (b)(c)(d)	235,228	233,979
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8125% 9/7/28 (b)(c)(d)	159,600	159,002
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5079% 11/16/28 (b)(c)(d)	134,663	133,316
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0079% 7/21/28 (b)(c)(d)	230,000	226,046
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (b)(c)(d)	577,100	567,514
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.0054% 7/9/28 (b)(c)(d)	482,650	475,584
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 3/11/25 (b)(c)(d)	699,497	684,807
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 1/15/27 (b)(c)(d)	116,563	113,989
Ascend Learning LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/10/28 (b)(c)(d)	743,138	734,034
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.2501% 6/21/24 (b)(c)(d)	1,128,394	1,074,638
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.25% 12/30/28 (b)(c)(d)	334,163	331,553
3 month U.S. LIBOR + 3.500% 3.9574% 2/7/26 (b)(c)(d)	688,965	683,550
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.9985% 9/30/28 (b)(c)(d)	213,925	211,719
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (b)(c)(d)	161,281	159,265
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 6/2/28 (b)(c)(d)	761,175	751,188
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/16/28 (b)(c)(d)	209,475	207,118
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.756% 7/19/28 (b)(c)(d)	547,250	540,180
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.049% 8/1/26 (b)(c)(d)	365,625	363,186
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 10/21/28 (b)(c)(d)	264,338	261,033
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2086% 3/29/25 (b)(c)(d)	326,500	321,364
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (b)(c)(d)	235,000	230,777
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (b)(c)(d)	723,454	713,427
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/3/28 (b)(c)(d)	171,556	169,259
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (b)(c)(d)	322,101	321,296
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 5.2922% 11/22/23 (b)(c)(d)(e)	22,983	22,868
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 6% 6/30/28 (b)(c)(d)	159,200	157,409
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (b)(c)(d)	266,188	264,759
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9086% 12/1/27 (b)(c)(d)	407,500	406,481
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2074% 3/5/28 (b)(c)(d)	202,955	200,672
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.2074% 3/26/28 (b)(c)(d)	794,000	786,719
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.256% 4/21/27 (b)(c)(d)	172,813	168,492
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (b)(c)(d)	928,864	913,482
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/29/28 (b)(c)(d)	145,000	142,220
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.9574% 1/23/27 (b)(c)(d)	461,775	455,232
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.6467% 2/16/29 (b)(c)(d)	515,000	509,206
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 10% 1/31/28 (b)(c)(d)	290,000	285,650
Mckissock Investment Holdings Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.9435% 3/10/29 (b)(c)(d)	160,000	158,800
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.4574% 8/4/28 (b)(c)(d)	646,750	636,913
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.506% 3/6/25 (b)(c)(d)	352,624	329,615
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (b)(c)(d)	467,413	448,716
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (b)(c)(d)	47,826	47,228
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (b)(c)(d)	76,237	75,284
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/1/28 (b)(c)(d)	496,250	440,735
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 1/15/27 (b)(c)(d)	219,531	219,257
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (b)(c)(d)	1,210,267	1,199,508
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7599% 8/29/25 (b)(c)(d)	282,473	264,660
Uber Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 4/4/25 (b)(c)(d)	720,641	718,450
Vaco Holdings LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.75% 1/21/29 (b)(c)(d)	264,338	262,136
TOTAL SERVICES		20,049,824
Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4566% 1/24/27 (b)(c)(d)	386,821	378,922
Super Retail - 3.6%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/6/27 (b)(c)(d)	282,150	279,859
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 7/24/28 (b)(c)(d)	289,275	276,440
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (b)(c)(d)	6,220,582	6,189,465
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (b)(c)(d)	542,268	514,249
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 10/19/27 (b)(c)(d)	751,507	734,598
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (b)(c)(d)	307,044	299,101
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.9574% 11/8/24 (b)(c)(d)	567,489	559,992
RH Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 10/20/28 (b)(c)(d)	676,600	663,190
TOTAL SUPER RETAIL		9,516,894
Technology - 16.8%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.8678% 3/10/27 (b)(c)(d)	229,912	225,314
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (b)(c)(d)	145,573	144,049
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/8/27 (b)(c)(d)	102,563	101,473
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.756% 8/10/25 (b)(c)(d)	965,000	836,173
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.7074% 4/23/26 (b)(c)(d)	277,320	273,954
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/4/27 (b)(c)(d)	708,556	695,774
Athenahealth, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 2/15/29 (b)(c)(d)	2,231,739	2,204,400
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500%2/15/29 (b)(c)(d)(f)	378,261	373,627
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 10/2/25 (b)(c)(d)	573,193	569,255
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (b)(c)(d)	740,625	732,760
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 10/31/26 (b)(c)(d)	878,649	868,035
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.9574% 4/30/25 (b)(c)(d)	418,277	412,132
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 11/15/25 (b)(c)(d)	183,512	181,677
CMI Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 3/23/28 (b)(c)(d)	173,688	172,385
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 4/4/26 (b)(c)(d)	983,904	956,433
Condor Merger Sub, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 2/2/29 (b)(c)(d)	610,000	604,663
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 9/30/28 (b)(c)(d)	688,275	682,769
Constant Contact, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/10/28 (b)(c)(d)	308,167	303,930
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.2074% 11/29/24 (b)(c)(d)	276,390	272,706
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4574% 10/16/26 (b)(c)(d)	950,760	942,707
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.4574% 2/19/29 (b)(c)(d)	350,000	345,188
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (b)(c)(d)	60,000	59,850
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/31/28 (b)(c)(d)	263,021	260,062
ECL Entertainment LLC 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.25% 4/30/28 (b)(c)(d)	198,500	199,328
Emerald TopCo, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7988% 7/25/26 (b)(c)(d)	511,290	503,861
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.750% 7/25/26 (b)(c)(d)(g)	395,000	390,063
Entegris, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3/2/29 (b)(c)(d)(g)	645,000	642,852
EP Purchaser LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.506% 10/28/28 (b)(c)(d)	175,000	173,506
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/31/27 (b)(c)(d)	588,151	582,793
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.506% 12/2/24 (b)(c)(d)	153,200	152,051
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.506% 12/10/28 (b)(c)(d)	159,600	158,004
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4494% 8/10/27 (b)(c)(d)	122,813	121,622
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.1994% 2/15/24 (b)(c)(d)	470,258	466,534
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (b)(c)(d)	178,200	173,745
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.256% 8/19/28 (b)(c)(d)	486,156	483,725
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (b)(c)(d)	394,486	391,958
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 7/1/28 (b)(c)(d)	1,164,016	1,157,474
II-VI, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 12/8/28 (b)(c)(d)(g)	1,090,000	1,081,825
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 12/1/27 (b)(c)(d)	287,100	284,677
Informatica LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 10/29/28 (b)(c)(d)	340,000	336,090
MA FinanceCo. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (b)(c)(d)	144,375	142,931
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (b)(c)(d)	630,488	622,721
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.7074% 2/23/29 (b)(c)(d)	150,000	148,313
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7086% 9/15/24 (b)(c)(d)	492,998	486,357
MKS Instruments, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 10/22/28 (b)(c)(d)(g)	850,000	841,764
Motus Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.703% 12/10/28 (b)(c)(d)	135,000	132,806
NAVEX TopCo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.71% 9/5/25 (b)(c)(d)	157,436	155,049
NortonLifeLock, Inc. Tranche B 1LN, term loan NULL 0% 1/28/29 (b)(c)(d)	1,955,000	1,928,940
Osmosis Debt Merger Sub, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.25% 7/30/28 (b)(c)(d)	200,667	198,598
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 7/30/28 (b)(c)(d)(g)	14,333	14,186
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (b)(c)(d)	665,127	660,138
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (b)(c)(d)	2,335,056	2,315,348
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (b)(c)(d)	143,550	141,636
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (b)(c)(d)	1,239,660	1,229,433
Project Boost Purchaser LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 5/30/26 (b)(c)(d)	422,745	417,659
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/30/26 (b)(c)(d)	174,125	171,948
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.7579% 8/31/28 (b)(c)(d)	1,002,488	990,648
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (b)(c)(d)	775,178	759,395
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (b)(c)(d)	731,325	722,110
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 9/30/28 (b)(c)(d)	343,275	338,198
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4586% 5/31/25 (b)(c)(d)	491,409	484,961
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.2086% 5/31/26 (b)(c)(d)	115,000	113,706
Seattle Spinco, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/14/27 (b)(c)(d)	1,285,000	1,268,938
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.9586% 6/21/24 (b)(c)(d)	965,757	951,271
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.256% 10/7/27 (b)(c)(d)	572,772	566,448
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 4/16/25 (b)(c)(d)	242,314	238,263
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 4/16/25 (b)(c)(d)	196,706	193,417
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 4/16/25 (b)(c)(d)	850,766	836,235
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 1/31/27 (b)(c)(d)	180,416	179,139
Sybil Software LLC. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 1.9738% 3/22/28 (b)(c)(d)	185,250	183,551
Tempo Acquisition LLC:
1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/31/28 (b)(c)(d)	899,550	892,578
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 5/1/24 (b)(c)(d)	39,256	38,912
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.7306% 9/28/24 (b)(c)(d)	318,685	315,897
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 5/4/26 (b)(c)(d)	799,500	795,654
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/3/26 (b)(c)(d)	1,416,867	1,403,988
2LN, term loan 1 month U.S. LIBOR + 5.250% 5.75% 5/3/27 (b)(c)(d)	600,000	594,468
UST Holdings Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/19/28 (b)(c)(d)	229,425	225,984
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4574% 8/27/25 (b)(c)(d)	124,063	123,442
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 1/13/29 (b)(c)(d)	365,000	360,894
Virgin Pulse, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 4/6/29 (b)(c)(d)	115,000	112,700
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (b)(c)(d)	276,916	273,225
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.6044% 3/27/28 (b)(c)(d)	490,242	486,359
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 2/28/27 (b)(c)(d)	254,800	252,041
Weber-Stephen Products LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4% 10/30/27 (b)(c)(d)	206,912	200,084
3 month U.S. LIBOR + 4.250% 5% 10/30/27 (b)(c)(d)	120,000	117,900
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 4/1/28 (b)(c)(d)	168,300	166,046
Xperi Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.9574% 6/8/28 (b)(c)(d)	307,673	303,597
Zelis Payments Buyer, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 3.7306% 9/30/26 (b)(c)(d)	420,481	415,621
3 month U.S. LIBOR + 3.500% 3.7306% 9/30/26 (b)(c)(d)	122,203	120,828
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 9/30/26 (b)(c)(d)(f)	76,838	75,950
TOTAL TECHNOLOGY		44,229,699
Telecommunications - 4.7%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9913% 7/15/25 (b)(c)(d)	476,548	463,443
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 3.049% 7/31/25 (b)(c)(d)	561,807	547,762
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.9266% 1/31/26 (b)(c)(d)	481,156	469,579
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.5064% 8/14/26 (b)(c)(d)	120,938	118,570
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (b)(c)(d)	127,791	126,002
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (b)(c)(d)	245,000	242,673
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (b)(c)(d)	160,651	149,979
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 4/27/27 (b)(c)(d)	140,240	139,304
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8125% 5/1/28 (b)(c)(d)	896,148	881,210
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 5/31/25 (b)(c)(d)	365,944	297,750
Intelsat Jackson Holdings SA 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 4.75% 2/1/29 (b)(c)(d)	3,102,225	3,046,974
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 3/1/27 (b)(c)(d)	317,652	311,397
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 3/15/27 (b)(c)(d)	701,277	681,774
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.137% 4/30/27 (b)(c)(d)	639,487	626,428
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 9/25/26 (b)(c)(d)	1,341,638	1,328,731
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.21% 4/11/25 (b)(c)(d)	456,055	449,912
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.506% 11/1/24 (b)(c)(d)	481,999	457,899
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (b)(c)(d)	685,000	644,612
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (b)(c)(d)	338,974	337,703
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 3/9/27 (b)(c)(d)	1,183,133	1,150,301
TOTAL TELECOMMUNICATIONS		12,472,003
Textiles/Apparel - 1.3%
Birkenstock GmbH & Co. KG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/28/28 (b)(c)(d)	401,963	397,272
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 11/24/26 (b)(c)(d)	548,625	541,427
Crocs, Inc. Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.4484% 2/17/29 (b)(c)(d)	1,700,000	1,655,681
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/7/28 (b)(c)(d)	233,975	203,057
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/25/25 (b)(c)(d)	140,599	138,033
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/14/28 (b)(c)(d)	282,863	274,377
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/2/28 (b)(c)(d)	194,025	191,237
TOTAL TEXTILES/APPAREL		3,401,084
Transportation Ex Air/Rail - 0.2%
ASP LS Acquisition Corp. 2LN, term loan 1 month U.S. LIBOR + 7.500% 8.25% 5/7/29 (b)(c)(d)	230,000	228,563
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9924% 2/23/25 (b)(c)(d)	380,000	376,120
TOTAL TRANSPORTATION EX AIR/RAIL		604,683
Utilities - 1.9%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (b)(c)(d)	1,229,440	1,206,007
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 12/15/27 (b)(c)(d)	180,837	178,916
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.751% 11/1/26 (b)(c)(d)	338,625	324,403
Limetree Bay Terminals LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (b)(c)(d)	29,215	24,358
Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (b)(c)(d)	187,055	155,957
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.5% 1/3/29 (b)(c)(d)	345,000	338,531
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/17/28 (b)(c)(d)	328,350	323,835
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (b)(c)(d)	614,063	605,619
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.46% 1/21/28 (b)(c)(d)	239,726	237,420
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9914% 3/2/27 (b)(c)(d)	916,063	892,017
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.2043% 12/31/25 (b)(c)(d)	646,781	639,569
TOTAL UTILITIES		4,926,632
TOTAL BANK LOAN OBLIGATIONS (Cost $242,660,095)		238,899,901

Nonconvertible Bonds - 3.0%
	Principal Amount (a)	Value ($)
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (h)	500,000	513,320
8% 12/15/25 (h)	40,000	41,831
TOTAL AEROSPACE		555,151
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	105,000	105,788
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	70,000	70,407
TOTAL AIR TRANSPORTATION		176,195
Automotive & Auto Parts - 0.5%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 6.625% 10/15/26 (b)(c)(h)	1,405,000	1,368,119
Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (h)	105,000	109,988
9.5% 5/1/25 (h)	115,000	120,750
TOTAL BROADCASTING		230,738
Cable/Satellite TV - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 1.9666% 2/1/24 (b)(c)	250,000	254,868
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	5,000	4,613
Containers - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	260,000	250,491
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	150,000	148,875
TOTAL CONTAINERS		399,366
Diversified Financial Services - 0.0%
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (h)	7,000	7,045
Energy - 0.1%
Citgo Petroleum Corp. 7% 6/15/25 (h)	95,000	95,594
New Fortress Energy, Inc. 6.75% 9/15/25 (h)	45,000	45,266
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (h)	105,000	107,888
TOTAL ENERGY		248,748
Gaming - 0.5%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (h)	795,000	753,263
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	145,000	150,981
Scientific Games Corp. 5% 10/15/25 (h)	200,000	205,000
VICI Properties, Inc.:
3.5% 2/15/25 (h)	30,000	29,558
4.25% 12/1/26 (h)	45,000	44,811
4.625% 12/1/29 (h)	25,000	24,938
TOTAL GAMING		1,208,551
Healthcare - 0.2%
Bausch Health Companies, Inc.:
5.5% 11/1/25 (h)	125,000	123,906
9% 12/15/25 (h)	180,000	186,494
Tenet Healthcare Corp. 4.625% 7/15/24	155,000	155,667
TOTAL HEALTHCARE		466,067
Hotels - 0.0%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	86,000	88,150
Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	25,000	26,031
10.875% 6/1/23 (h)	120,000	127,690
TOTAL LEISURE		153,721
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	80,000	72,600
Restaurants - 0.0%
CEC Entertainment LLC 6.75% 5/1/26 (h)	95,000	91,854
Services - 0.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	185,000	178,988
Aramark Services, Inc. 6.375% 5/1/25 (h)	60,000	61,592
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (h)	115,000	114,950
PowerTeam Services LLC 9.033% 12/4/25 (h)	390,000	389,713
TOTAL SERVICES		745,243
Super Retail - 0.1%
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	124,688
8.5% 10/30/25 (h)	250,000	255,938
TOTAL SUPER RETAIL		380,626
Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (h)	125,000	126,449
SSL Robotics LLC 9.75% 12/31/23 (h)	88,000	93,610
TOTAL TECHNOLOGY		220,059
Telecommunications - 0.5%
Altice Financing SA 5.75% 8/15/29 (h)	225,000	204,118
Altice France SA:
5.125% 1/15/29 (h)	110,000	97,729
5.5% 1/15/28 (h)	95,000	88,094
Frontier Communications Holdings LLC 5% 5/1/28 (h)	100,000	96,000
Intelsat Jackson Holdings SA 6.5% 3/15/30 (h)	465,000	463,838
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (h)	15,000	14,243
Windstream Escrow LLC 7.75% 8/15/28 (h)	250,000	254,645
TOTAL TELECOMMUNICATIONS		1,218,667
TOTAL NONCONVERTIBLE BONDS (Cost $7,933,511)		7,890,381

Common Stocks - 1.2%
	Shares	Value ($)
Capital Goods - 0.0%
TNT Crane & Rigging LLC (e)(i)	5,338	61,494
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	1,797	5,930
TOTAL CAPITAL GOODS		67,424
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(i)	1,374	90,684
Energy - 1.0%
California Resources Corp.	19,196	858,637
California Resources Corp. warrants 10/27/24 (i)	885	12,735
Chesapeake Energy Corp. (j)	14,325	1,246,275
Chesapeake Energy Corp. (i)(k)	103	8,961
Denbury, Inc. (i)	5,885	462,384
TOTAL ENERGY		2,588,992
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	22,063	1,937
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(i)	15,069	316,449
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	347	0
Telecommunications - 0.0%
GTT Communications, Inc. rights (e)(i)	8,983	8,983
TOTAL COMMON STOCKS (Cost $1,177,421)		3,074,469

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(i) (Cost $98,250)	786	302,610

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.1%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5344% (b)(c)(l)	80,000	79,700
3 month U.S. LIBOR + 3.470% 3.769% (b)(c)(l)	80,000	80,000
TOTAL PREFERRED SECURITIES (Cost $145,800)		159,700

Fixed-Income Funds - 0.1%
	Shares	Value ($)
Fidelity Direct Lending Fund, LP (e)(k)(m) (Cost $415,200)	41,532	415,322

Money Market Funds - 9.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (n)	23,376,052	23,380,727
Fidelity Securities Lending Cash Central Fund 0.31% (n)(o)	440,956	441,000
TOTAL MONEY MARKET FUNDS (Cost $23,821,727)		23,821,727

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $276,252,004)	274,564,110
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(11,390,064)
NET ASSETS - 100.0%	263,174,046

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $0 and $0, respectively.
(g)	The coupon rate will be determined upon settlement of the loan after period end.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,479,846 or 2.8% of net assets.

(i)	Non-income producing
(j)	Security or a portion of the security is on loan at period end.
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $424,283 or 0.2% of net assets.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated Fund
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	975
Fidelity Direct Lending Fund, LP	12/09/21 - 3/31/22	415,201

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	25,933,391	27,781,494	30,334,158	8,543	-	-	23,380,727	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	-	2,727,755	2,286,755	97	-	-	441,000	0.0%
Total	25,933,391	30,509,249	32,620,913	8,640	-	-	23,821,727

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	286,775	128,425	-	7,203	-	122	415,322
	286,775	128,425	-	7,203	-	122	415,322

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies and is categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.